Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrant Liabilities [Abstract]
Warrant Liabilities
9. Warrant Liabilities
Common Stock Warrant Liabilities
As of March 31, 2026, the Company had the following liability classified warrants to purchase shares of its common stock outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
PIPE Warrants	17,769	$12.00	9/24/2031
NRA Warrants	7,607	$12.00	9/24/2031
Total outstanding	25,376
PIPE Warrants
At the Closing, and in connection with a financing transaction (see Note 10), the Company issued PIPE Warrants to purchase shares of its common stock that were immediately exercisable upon issuance. The PIPE Warrants are subject to standard anti-dilution provisions, a reset of the exercise price six and nine months after the Closing Date based on the trailing 45-day VWAP of the Company's stock as well as down-round provisions that provide for adjustments upon the expiration or termination of certain Company securities. As a result of the down-round provisions, which may result in adjustments triggered by events that are not an input into the fair value model, the PIPE Warrants did not meet the requirements for equity classification and were therefore classified as liabilities, subject to remeasurement each reporting period (see Note 5).
NRA Warrants
The NRA Warrants have substantially the same terms as the PIPE Warrants, including the standard anti-dilution provisions, a reset of the exercise price as well as down-round provisions that provide for adjustments upon the expiration or termination of certain Company securities as described above. Similarly, the NRA Warrants did not meet the requirements for equity classification and were therefore classified as liabilities, subject to remeasurement each reporting period (see Note 5).
In connection with the private placement of common stock and warrants on May 8, 2026, the exercise price of the PIPE Warrants and NRA Warrants was adjusted to $6.00 per share (see Note 17).
Legacy Kodiak Warrant Liabilities - Redeemable Convertible Preferred Stock Warrants
At the Closing, certain Legacy Kodiak warrants to purchase shares of redeemable convertible preferred stock that had previously been issued were net settled, resulting in the issuance of 614,799 shares of Kodiak common stock. In addition, certain Legacy Kodiak warrants to purchase shares of redeemable convertible preferred stock were assumed by the Company and became 558,559 shares to purchase its common stock, or the Assumed Kodiak Warrants (see Note 3).
Upon the Closing, the Kodiak Assumed Warrants were remeasured and reclassified to equity as the criteria for equity classification were met (see Note 11).

11. Warrant Liabilities
Common Stock Warrant Liabilities
As of December 31, 2025, the Company had the following liability classified warrants to purchase shares of its common stock outstanding (in thousands, except exercise price per share):

	Shares Underlying Warrants	Exercise Price Per Share	Expiration Date
PIPE Warrants	17,769	$12.00	9/24/2031
NRA Warrants	7,607	$12.00	9/24/2031
Total outstanding	25,376
PIPE Warrants
At the Closing, and in connection with a financing transaction (see Note 12), the Company issued PIPE Warrants to purchase shares of its common stock that were immediately exercisable upon issuance. The PIPE Warrants are subject to standard anti-dilution provisions, a reset of the exercise price six and nine months after the Closing Date based on the trailing 45-day VWAP of the Company's stock as well as down-round provisions that provide for adjustments upon the expiration or termination of certain Company securities. As a result of the down-round provisions, which may result in adjustments triggered by events that are not an input into the fair value model, the PIPE Warrants did not meet the requirements for equity classification and were therefore classified as liabilities, subject to remeasurement each reporting period (see Note 5).
Non-Redemption Agreement Warrants
The NRA Warrants have substantially the same terms as the PIPE Warrants, including the standard anti-dilution provisions, a reset of the exercise price as well as down-round provisions that provide for adjustments upon the expiration or termination of certain Company securities as described above. Similarly, the NRA Warrants did not meet the requirements for equity classification and were therefore classified as liabilities, subject to remeasurement each reporting period (see Note 5).
Legacy Kodiak Warrant Liabilities - Redeemable Convertible Preferred Stock Warrants
At the Closing, certain Legacy Kodiak warrants to purchase shares of redeemable convertible preferred stock that had previously been issued were net settled, resulting in the issuance of 614,799 shares of Kodiak common stock. In addition, certain Legacy Kodiak warrants to purchase shares of redeemable convertible preferred stock were assumed by the Company and became 558,559 shares to purchase its common stock, or the Assumed Kodiak Warrants (see Note 13).
Upon the Closing, the Kodiak Assumed Warrants were remeasured and reclassified to equity as the criteria for equity classification were met.